COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases with future commitments

Amount
October 2025 – September 2026	$226,891
October 2026 – September 2027	77,871
Total Future Undiscounted Lease Payments	$304,762
Less imputed interest	15,033
Total lease obligations	$289,729

Schedule of supplemental information

Weighted-average remaining lease term	1.40 years
Weighted-average discount rate	7.17%

Schedule of annual objectives of financial performance goals

Year	Minimum Annual Nova EBITDA	Cash Annual Bonus	Series J Preferred Stock
2021	$2.0M	$120,000	120,000 Shares
2022	$2.4M	$150,000	135,000 Shares
2023	$3.7M	$210,000	150,000 Shares
2024	$5.5M	$300,000	180,000 Shares
2025	$8.0M	$420,000	210,000 Shares